UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     July 28, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     191451


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
AMERICAN INT'L GROUP           COM              026874107     8882    75589 SH        SOLE                                     75589
AT&T                           COM              001957109     3277   103605 SH        SOLE                                    103605
CANADIAN NAT'L RAILWAY         COM              136375102     8608   294926 SH        SOLE                                    294926
CANADIAN PACIFIC               COM              135923100     5983   228478 SH        SOLE                                    228478
DONNELLEY (RR) & SONS          COM              257867101     7231   320475 SH        SOLE                                    320475
EASTMAN KODAK                  COM              277461109     1642    27595 SH        SOLE                                     27595
FANNIE MAE                     COM              313586109     6036   115659 SH        SOLE                                    115659
FIRST DATA CORP.               COM              319963104     9710   195673 SH        SOLE                                    195673
FREDDIE MAC                    COM              313400301     5202   128437 SH        SOLE                                    128437
GANNETT                        COM              364730101     4942    82626 SH        SOLE                                     82626
GENERAL AMER 7.2% PREF.        PREF             368802302      353    15980 SH        SOLE                                     15980
GENUINE PARTS                  COM              372460105     3444   172217 SH        SOLE                                    172217
INT'L BUSINESS MACHINES        COM              459200101    11235   102544 SH        SOLE                                    102544
INTEL CORP.                    COM              458140100    10277    76877 SH        SOLE                                     76877
JOHNSON CONTROLS               COM              478366107     1457    28395 SH        SOLE                                     28395
K-MART CV PREF. T              PREF             498778208      998    27390 SH        SOLE                                     27390
KNIGHT RIDDER                  COM              499040103     4062    76380 SH        SOLE                                     76380
LEAR CORP.                     COM              521865105     4861   243065 SH        SOLE                                    243065
LENNAR 0% CV LYON 7/29/18      CV BOND          526057AA2      626  1615000 SH        SOLE                                   1615000
LONGS DRUG STORES              COM              543162101     6405   294485 SH        SOLE                                    294485
MASCO                          COM              574599106     6684   370046 SH        SOLE                                    370046
MEDIA ONE                      COM              58440J104     1522    22590 SH        SOLE                                     22590
MERCK                          COM              589331107      878    11458 SH        SOLE                                     11458
MERRILL LYNCH                  COM              590188108      664     5770 SH        SOLE                                      5770
MICROSOFT                      COM              594918104     5601    70014 SH        SOLE                                     70014
MORGAN STANLEY/DN WITTER       COM              617446448     8026    96407 SH        SOLE                                     96407
NATIONAL DATA CV 5% 2003       CV BOND          635621AA3      743   890000 SH        SOLE                                    890000
NATIONS BALANCED FUND          COM              63857K107      550    65655 SH        SOLE                                     65655
NATL ASTRLIA BNK CV UNITS      PFD EXCH CAP     632525039      224     7900 SH        SOLE                                      7900
NEW PLAN EXCEL REALTY          COM              648059103     5061   389328 SH        SOLE                                    389328
NEWELL RUBBERMAID              COM              651229106     4498   174685 SH        SOLE                                    174685
NORDSTROM                      COM              655664100     2719   112686 SH        SOLE                                    112686
NUVEEN CA MUNI VALUE FUND      COM              67062C107      254    28420 SH        SOLE                                     28420
PFIZER                         COM              717081103     4243    88393 SH        SOLE                                     88393
RYLAND GROUP                   COM              783764103     8766   396190 SH        SOLE                                    396190
SALOMON NIKKEI CV BOND         MITTS            79549B628      541    58915 SH        SOLE                                     58915
SHERWIN-WILLIAMS               COM              824348106     2237   105560 SH        SOLE                                    105560
SNAP ON                        COM              833034101     7281   273470 SH        SOLE                                    273470
STRYKER CORP.                  COM              863667101     2230    50980 SH        SOLE                                     50980
TORCHMARK                      COM              891027104     2456    99495 SH        SOLE                                     99495
TRICON GL RESTAURANTS          COM              895953107     5435   192405 SH        SOLE                                    192405
USX 6.75% CV. PREF. Z          PREF             90339E201      710    21235 SH        SOLE                                     21235
WAL-MART STORES                COM              931142103     9016   156460 SH        SOLE                                    156460
WASHINGTON MUTUAL              COM              939322103     5881   203665 SH        SOLE                                    203665